Financing Receivables (Details) (USD $) In Millions, unless otherwise specified					12 Months Ended				12 Months Ended				12 Months Ended				12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012 Net investment in sales-type and direct financing leases	Dec. 31, 2011 Net investment in sales-type and direct financing leases	Dec. 31, 2012 Net investment in sales-type and direct financing leases Financing receivable, lower range of payment terms	Dec. 31, 2012 Net investment in sales-type and direct financing leases Financing receivable, upper range of payment terms	Dec. 31, 2012 Commercial financing receivables	Dec. 31, 2011 Commercial financing receivables	Dec. 31, 2012 Commercial financing receivables Financing receivable, lower range of payment terms	Dec. 31, 2012 Commercial financing receivables Financing receivable, upper range of payment terms	Dec. 31, 2012 Client loan receivables	Dec. 31, 2011 Client loan receivables	Dec. 31, 2012 Client loan receivables Financing receivable, lower range of payment terms	Dec. 31, 2012 Client loan receivables Financing receivable, upper range of payment terms	Dec. 31, 2012 Installment payment receivables	Dec. 31, 2011 Installment payment receivables	Dec. 31, 2012 Installment payment receivables Financing receivable, lower range of payment terms	Dec. 31, 2012 Installment payment receivables Financing receivable, upper range of payment terms
Financing receivables, current
Financing receivables, net, current	$ 18,038	$ 16,901	$ 3,862	$ 3,765			$ 7,750	$ 7,095			$ 5,395	$ 5,195			$ 1,031	$ 846
Financing receivables, noncurrent
Financing receivables, net, noncurrent	12,812	10,776	6,107	5,406			5	34			5,966	4,925			733	410
Financing receivables
Financing receivable, payment terms					2 years	6 years			30 days	90 days			1 year	7 years			1 year	3 years
Sales-type and direct financing leases, unguaranteed residual value			794	745
Sales-type and direct financing leases, unearned income			728	733
Allowance for credit losses			114	118			46	53			155	126			39	51
Financing receivables used as collateral for non-recourse borrowings	$ 650	$ 410
Scheduled maturities of minimum lease payments outstanding as a percentage of the total, 2013			42.00%
Scheduled maturities of minimum lease payments outstanding as a percentage of the total, 2014			29.00%
Scheduled maturities of minimum lease payments outstanding as a percentage of the total, 2015			18.00%
Scheduled maturities of minimum lease payments outstanding as a percentage of the total, 2016			9.00%
Scheduled maturities of minimum lease payments outstanding as a percentage of the total, 2017 and beyond			3.00%